Revision of Previously Issued Financial Statements (Details) - Schedule of Impact of the Revision (Parentheticals) - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
As previously reported [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted weighted average shares outstanding (in Shares)	2,441,063	2,441,063
Diluted net loss per share	$ (0.08)	$ (0.10)
As previously reported [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted weighted average shares outstanding (in Shares)	3,457,807	3,457,807
Diluted net loss per share	$ (0.08)	$ (0.10)
Adjustment [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net loss per share	0.01	0.03
Adjustment [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net loss per share	0.01	0.03
As revised [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net loss per share	(0.07)	(0.07)
As revised [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net loss per share	$ (0.07)	$ (0.07)